Expense Example, No Redemption - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Stock Selector All Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Advisor Stock Selector All Cap Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,845
Fidelity Advisor Stock Selector All Cap Fund - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor Stock Selector All Cap Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726